LONG-TERM DEBT	12 Months Ended
Dec. 31, 2022
LONG-TERM DEBT
LONG-TERM DEBT
17.	LONG-TERM DEBT

	2021	2022

	RMB (in millions)
2025 Notes	30	33
Exchangeable Senior Notes	3,791	—
Long-term loan	6,644	13,144
Securitization debt	628	—

Total	11,093	13,177

As of December 31, 2021, and 2022, the fair value of the Company’s long-term debt, based on Level 2 inputs, was
RMB11.1
billion and RMB13.2 billion, respectively.
Description of 2025 Convertible Senior Notes
On June 18, 2015, the Company issued US$400 million of 1.99% Convertible Senior Notes due 2025 (the “2025 Notes”). The 2025 Notes may be converted, at an initial conversion rate of 9.3555 ADSs per US$1,000 principal amount of the 2025 Notes (which represents an initial conversion price of US$106.89 per ADS), at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of July 1, 2025. Debt issuance costs were US$6.8 million and are being amortized to interest expense to the put date of the 2025 Notes (July 1, 2020).
Each holder of the 2025 Notes has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2025 Notes on July 1, 2020 (the “Early Redemption Right”). In addition, if a fundamental change occurs, each holder has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2025 Notes on the date notified in writing by the Company in accordance with the indenture for the 2025 Notes. The Company believes that the likelihood of occurrence of the fundamental change is remote. The 2025 Notes are generally not redeemable prior to the maturity date of July 1, 2025, except that the Company may, at its option, redeem all but not part of the 2025 Notes if the Company has or will become obligated to pay holders additional amount due to certain changes in tax law of the relevant jurisdiction. As of December 31, 2022, there has been no such change in tax laws occurred.
In 2020, as a result of exercise of the Early Redemption Right by certain debt holders, the Company redeemed
US$395 million (RMB2.8 billion) aggregate principal amount of the 2025 Notes as requested by the holders. As of December 31, 2022, the balance of 2025 Notes was RMB33 million.
Description of 2022 Convertible Senior Notes
On September 12, 2016 and September 19, 2016, the Company issued US$975 million of 1.25% Convertible Senior Notes due 2022 (the “2022 Notes”). The 2022 Notes may be converted, at an initial conversion rate of 15.2688 ADSs per US$1,000 principal amount of the 2022 Notes which represents an initial conversion price of US$65.49 per ADS at each holder’s option at any time prior to the close of business on the business day immediately preceding the maturity date of September 15, 2022. Debt issuance costs were US$19 million and are being amortized to interest expense to the put date of the 2022 Notes (September 15, 2019).

Each holder of the 2022 Notes has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2022 Notes on September 15, 2019. As a result, the 2022 Notes were reclassified from long-term to short-term as of December 31, 2018. In addition, if a fundamental change occurs, each holder has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2022 Notes on the date notified in writing by the Company in accordance with the indenture for the 2022 Notes. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote. The 2022 Notes are generally not redeemable prior to the maturity date of September 15, 2022, except that the Company may, at its option, redeem all but not part of the 2022 Notes in accordance with the indenture for the 2022 Notes if the Company has or will become obligated to pay holders additional amount due to certain changes in tax law of the relevant jurisdiction. As of December 31, 2021, there has been no such change in tax laws occurred.
In August 2019, the Company notified holders of the 2022 Notes of their rights under the relating indenture to require the Company to purchase all of or portion of such notes on September 15, 2019, which we refer to as the Put Right. In September 2019, as a result of exercise of aforementioned early redemption right, the Company redeemed US$924 million (RMB6.6 billion) aggregate principal amount of the 2022 Notes as requested by the holders. The remaining 2022 Notes were reclassified as long-term debt as of December 31, 2019 and 2020 as it may not be redeemed or mature within one year. As of December 31, 2021, the remaining RMB324 million of 2022 Notes are reclassified as short-term debt because the holders had a non-contingent
option to require the Company to repurchase for cash all or any portion of their 2022 Notes on September 15, 2022. In 2022, the 2022 Notes with principal amount of US$51 million (RMB363 million) have all been redeemed for cash.
The Company assessed the 2025 Notes and 2022 Notes (collectively as “Notes”) under ASC 815 and concluded that:

•
The Notes (1) do not entail the same risks; and (2) have a valid business purpose and economic need for structuring the transactions separately. Therefore, the offering of the Notes should be accounted separately;

•	The repurchase option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation;

•
Since the conversion option is considered indexed to the Company’s own stock, bifurcation of conversion option from the Notes is not required as the scope exception prescribed in ASC
815-10-15-74
is met;

•	There was no BCF attributable to the Notes as the set conversion prices for the Notes were greater than the respective fair values of the ordinary share price at date of issuances;
Therefore, the Company has accounted for the respective Notes as a single instrument as a long-term debt. The debt issuance cost was recorded as reduction to the long-term debts and are amortized as interest expense using the effective interest method.
Description of Booking Notes
On September 12, 2016, the Company issued US$25 million Convertible Senior Note to an indirect subsidiary of the Booking Company (the “2022 Booking Note”). The 2022 Booking Note is due on September 15, 2022 and bears interest of 1.25% per annum, which will be paid semi-annually beginning on March 15, 2017. The 2022 Booking Note will be convertible into the Company’s ADSs with an initial conversion price of approximately US$65.49 per ADS. As of December 31, 2021, RMB159 million of 2022 Booking Note are reclassified as short-term debt because the holders had a non-contingent option to require the Company to repurchase for cash all or any portion of their 2022 Booking Note on September 15, 2022. In 2022, the
2022 Booking Note with principal amount of US$25 million

(RMB178
million) have all been redeemed for cash.
The Company has accounted for the above notes as a single instrument. The Company recorded the interest expense according to its annual interest rate. There was no BCF attributable to the above notes as the set conversion price for the above notes was greater than the fair value of the ADS price at date of issuance.
Description of Exchangeable Senior Notes
On July 13, 2020, the Company issued exchangeable senior notes due 2027 (the “Exchangeable Senior Notes”) at an aggregate principal amount of US$500 million. The Exchangeable Senior Notes are due on July 1, 2027 and bears interest of 1.5% per annum, which will be paid semi-annually beginning on January 1, 2021. The Exchangeable Senior Notes may be converted, at an initial conversion rate of 24.7795
 H World ADSs per US$
1,000 principal amount of the Notes (which represents an initial conversion price of US$40.36 per H World ADS) at each holder’s option. Since the exchange option is not indexed to the Company’s own stock, the scope exception prescribed in ASC 815-10-15-74 is not met and exchange option is subject to the derivative accounting. Therefore, the Company elects to account for and measures the Exchangeable Senior Notes in its entirety at fair value. As of December 31, 2021, and 2022, the fair value of the Exchangeable Senior Notes amounted to RMB
3.8 billion (US$595 million) and RMB4.2 billion (US$609 million), respectively. For the year ended December 31, 2021 and 2022, the change in fair value gain/(loss) were RMB363 million (US$56 million) and RMB(97) million (US$(14)
million), respectively, which was recorded in “Other income/ (expense)”. As of December 31, 2022, RMB4.2 billion of Exchangeable Senior Notes are reclassified as short-term debt because the holders had a non-contingent option to require the Company to repurchase for cash all or any portion of their Exchangeable Senior Notes on July 1, 2023.

Long-term Loans from Commercial Banks
As of December 31, 2022, the Company obtained long-term bank borrowings of RMB17.2 billion (US$2.5 billion) in aggregate, of which the current portion of RMB4.1 billion was classified as short-term debt (Note 12) and the remaining RMB13.1 billion was reported as long-term debt. The weighted average interest rate for the outstanding borrowings was approximately 3.06
%. The Company was in compliance with the applicable financial covenants with respect to certain financial metrics as of December 31, 2022.